Income Taxes - Schedule Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (7,030)	$ (722)	$ (4,161)	$ (7,351)	$ (3,471)
Expected income tax expense at statutory rate			(1,415)	(2,499)	(1,180)
State taxes - net of federal benefit			(47)	(316)	(178)
Permanent book-tax differences			1,066	514	203
Change in valuation allowance			613	2,371	1,285
Other, net			66	(10)	(36)
Total provision for income taxes	$ 114	$ 45	$ 283	$ 60	$ 94
Expected income tax expense at statutory rate			34.01%	34.00%	34.00%
State taxes - net of federal benefit			1.13%	4.30%	5.13%
Permanent book-tax differences			(25.62%)	(6.99%)	(5.85%)
Change in valuation allowance			(14.73%)	(32.25%)	(37.02%)
Other, net			(1.59%)	0.13%	1.04%
Provision for income taxes			(6.80%)	(0.81%)	(2.71%)